CONSOLIDATED BALANCE SHEETS (Successor, USD $) In Thousands, unless otherwise specified	Dec. 27, 2013	Dec. 28, 2012
Successor
Current Assets:
Cash and cash equivalents	$ 7,724	$ 17,505
Accounts receivable - trade (net of allowance for doubtful accounts of $3,595 and $528)	163,798	157,487
Inventories	276,341	249,551
Prepaid expenses and other current assets	40,936	32,984
Income taxes receivable	13,563	16,643
Deferred income taxes	15,179	17,403
Total current assets	517,541	491,573
Property and equipment, net	58,665	61,747
Goodwill	486,439	486,439
Other intangible assets, net	445,046	476,888
Other assets	10,042	9,586
Total assets	1,517,733	1,526,233
Current Liabilities:
Accounts payable	123,915	113,603
Accrued expenses and other current liabilities	69,939	49,476
Accrued interest	19,755	18,230
Current portion of capital leases	231	521
Total current liabilities	213,840	181,830
Long-Term Liabilities:
Deferred income taxes	145,584	167,266
Long-term debt, net of current portion	798,347	813,994
Capital leases, net of current portion	10	226
Other liabilities	3,099	5,447
Total liabilities	1,160,880	1,168,763
Commitments and contingencies (see Note 16)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,478,151 issued and outstanding as of December 27, 2013 and 1,474,465 issued and outstanding as of December 28, 2012	15	15
Additional paid-in capital	392,201	385,932
Accumulated deficit	(34,784)	(28,444)
Accumulated other comprehensive loss	(579)	(33)
Total stockholders' equity	356,853	357,470
Total liabilities and stockholders' equity	$ 1,517,733	$ 1,526,233